Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

CoreVest Purchaser 2, LLC (“CoreVest”)

CoreVest American Finance Depositor LLC (the “Depositor”)

Redwood Maple Term Asset Investor, LLC

Goldman Sachs & Co. LLC

Wells Fargo Securities, LLC

Morgan Stanley & Co. LLC

(collectively, the “Specified Parties”)

Re:	CoreVest American Finance 2026-1 Trust (the “Issuing Entity”)
Mortgage Pass-Through Certificates (the “Certificates”)
Mortgage Loan and Sample Property Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loans and certain Mortgaged Properties (both as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 9 June 2026. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, CoreVest, on behalf of the Depositor, provided us with:

a.	Certain electronic data files containing information relating to the Mortgage Loans (the “Mortgage Loan Data Files”) that are described in Attachment A,

b.	Certain electronic data files containing information relating to the Mortgaged Properties (the “Property Data Files,” together with the Mortgage Loan Data Files, the “Data Files”) that are described in Attachment A,

c.	Electronic copies of the files for the Mortgage Loans and certain Mortgaged Properties which contain copies of:

i.	Various source documents relating to the Mortgage Loans (the “Mortgage Loan Source Documents”) and

ii.	Appraisal or desktop review reports (collectively, the “Appraisals”), broker price opinions (the “BPOs”) and building and unit description reports (the “Building and Unit Description Reports,” together with the Appraisals and BPOs, the “Property Source Documents”) relating to certain Mortgaged Properties,

d.	An electronic data file labeled “MSAs_zip.xlsx” (the “MSA Support File,” together with the Property Source Documents, the “Property Sources”) which contains metropolitan statistical area information for certain zip codes,

e.	A schedule (the “Property Sampling Schedule”), certain information from which is shown on Exhibit 2 to Attachment A, that CoreVest, on behalf of the Depositor, indicated contains a list of loan identification numbers (each, a “Loan ID”) corresponding to certain fixed-rate mortgage loans,

f.	A list of characteristics on the Property Data Files (the “Property Sample Characteristics”), which are described in Attachment A, that CoreVest, on behalf of the Depositor, instructed us to compare to information contained in the Property Sources,

g.	A list of characteristics on the Mortgage Loan Data Files (the “Compared Mortgage Loan Characteristics”), which are listed on Exhibit 5 to Attachment A, that CoreVest, on behalf of the Depositor, instructed us to compare to information contained in the Mortgage Loan Source Documents,

h.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that CoreVest, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,

i.	A list of characteristics on the Mortgage Loan Data Files (the “Provided Mortgage Loan Characteristics”), which are listed on Exhibit 6 to Attachment A, on which CoreVest, on behalf of the Depositor, instructed us to perform no procedures,

j.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and

k.            Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Mortgage Loan Source Documents, Property Sources, Property Sampling Schedule, Property Sample Characteristics, Compared Mortgage Loan Characteristics, Recalculated Characteristics, Provided Mortgage Loan Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Mortgage Loan Source Documents, Property Sources, Property Sampling Schedule, Provided Mortgage Loan Characteristics, Draft Preliminary Offering Circular or any other information provided to us by CoreVest, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans and Mortgaged Properties, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by CoreVest, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loans,

iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Mortgage Loans or Mortgaged Properties would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

9 June 2026

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, CoreVest, on behalf of the Depositor, indicated that:

a.	The primary assets of the Issuing Entity will be 56 fixed-rate mortgage loans (the “Mortgage Loans”) and

b.	The Mortgage Loans are secured by first liens on 1,502 mortgaged properties (the “Mortgaged Properties”).

Procedures performed and our associated findings

1.	CoreVest, on behalf of the Depositor, provided us with an electronic data file labeled “CAFL 2026-1 Tape - Updated 05.25.26 - EY.xlsx” and the corresponding record layout and decode information (the “Preliminary Property Data File,” which together with the Final Property Data File (as defined herein) comprise the Property Data Files), which CoreVest, on behalf of the Depositor, indicated contains information relating to 1,505 mortgaged properties and 856 additional units (the “Preliminary Properties and Units”) that secure 56 mortgage loans (the “Preliminary Mortgage Loans”).

CoreVest, on behalf of the Depositor, provided us with an electronic data file labeled “2026-1 Loan File Upload - EY.xlsx” (the “Loan File Upload Data File”), that CoreVest, on behalf of the Depositor, indicated contains information relating to:

a.	26 mortgage loans with “X” in the “Ready to Review” column (the” Preliminary Mortgage Loans 1”) and

b.	30 mortgage loans with “<blank>” in the “Ready to Review” column (the” Preliminary Mortgage Loans 2”).

As instructed by CoreVest, on behalf of the Depositor, from the Preliminary Property Data File, we selected a sample of:

a.	Mortgaged properties and units that secure the Preliminary Mortgage Loans 1 (the “Preliminary Properties and Units 1”) and

b.	Mortgaged properties and units that secure the Preliminary Mortgage Loans 2 (the “Preliminary Properties and Units 2,” which together with the Preliminary Properties and Units 1 comprise the Preliminary Properties and Units), using the sample selection methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph(s) of this Item.

Attachment A Page 2 of 9

1. (continued)

For each of the:

a.	Preliminary Mortgage Loans 1 and

b.	Preliminary Mortgage Loans 2

listed on the Property Sampling Schedule, CoreVest, on behalf of the Depositor, instructed us to:

i.	Multiply 25% by the number of Preliminary Properties and Units which secure such Preliminary Mortgage Loan,

ii.	Round the value computed in i. above up to the nearest integer and

iii.	Select a random sample of Preliminary Properties and Units from the Preliminary Property Data File equal to the number computed in ii. above from the population of Preliminary Properties and Units which:

1)	Secure such Preliminary Mortgage Loan and

2)	Have “Y” for the “Parent” characteristic, as shown on the Preliminary Property Data File.

The application of the sample selection methodology described in the preceding paragraph of this Item resulted in the selection of:

a.	224 properties from the Preliminary Properties and Units 1 from the Preliminary Property Data File (the “Sample Properties 1”) and

b.	295 properties from the Preliminary Properties and Units 2 from the Preliminary Property Data File (the “Sample Properties 2,” together with the Sample Properties 1, the “Sample Properties”).

The Sample Properties are shown on Exhibit 1 to Attachment A. For the purpose of this procedure, CoreVest, on behalf of the Depositor, did not inform us as to the basis for the instructions or methodology they instructed us to use to select the Sample Properties from the Preliminary Property Data File or the basis for the inclusion of the:

a.	Preliminary Mortgage Loans 1 and

b.	Preliminary Mortgage Loans 2

on the Property Sampling Schedule. We performed no procedures relating to any Preliminary Mortgage Loan that was not included on the Property Sampling Schedule.

For the purpose of the procedures described in this report, the:

a.	Sample Properties 1 are referred to as Sample Property Numbers 1001 through 1224 and

b.	Sample Properties 2 are referred to as Sample Property Numbers 2001 through 2295.

Attachment A Page 3 of 9

2.	For each Sample Property, we compared the characteristics listed on Exhibit 3 to Attachment A (the “Base Property Sample Characteristics”), as shown on the Preliminary Property Data File, to the corresponding information located in the Property Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes to Exhibit 3 to Attachment A. The Property Source Document(s) that we were instructed by CoreVest, on behalf of the Depositor, to use for each Base Property Sample Characteristic are indicated on Exhibit 3 to Attachment A. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

3.	CoreVest, on behalf of the Depositor, provided us with an electronic data file labeled “CAFL 2026-1 Tape - 06.09.26 - External v7” and the corresponding record layout and decode information (the “Final Property Data File”) that CoreVest, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans and Mortgaged Properties as of the related due date of each Mortgage Loan in May 2026 (the “Payment Cut-Off Date”).

We compared the property identification number (the “Property ID”) for each Sample Property, as shown on the applicable Preliminary Property Data File, to the corresponding Property ID, as shown on the Final Property Data File, and noted that:

a.	518 of the Mortgaged Properties included on the Final Property Data File were Sample Properties (the “Final Sample Properties”) and

b.	One of the Sample Properties was not included on the Final Property Data File (the “Removed Sample Property”), which is shown on Exhibit 1 to Attachment A.

As applicable, for the purpose of performing the comparison described above, CoreVest, on behalf of the Depositor, provided the decode table shown below, and instructed us to use the value shown in the “Updated Property ID” column for the Sample Property which corresponds to the “Property ID” that is shown in the “Property ID” column.

Property ID	Updated Property ID	Property ID	Updated Property ID
NAP	NAP	NAP	NAP

4.	For each Sample Property, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on the Final Property Data File, to the corresponding information that we identified in performing the procedures described in Item 2. All such compared information was in agreement.

5.	For each Mortgaged Property, we compared the “closest MSA” characteristic (the “Closest MSA Property Sample Characteristic,” which together with the Base Property Sample Characteristics comprise the Property Sample Characteristics), as shown on the Final Property Data File, to the metropolitan statistical area information on the MSA Support File for the corresponding “zip code,” as shown on the Final Property Data File. All such compared information was in agreement.

Attachment A Page 4 of 9

6.	CoreVest, on behalf of the Depositor, provided us with an electronic data file and the corresponding record layout and decode information (the “Preliminary Mortgage Loan Data File”) that CoreVest, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Payment Cut-Off Date.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

For each Mortgage Loan on the Preliminary Mortgage Loan Data File, we compared the Compared Mortgage Loan Characteristics listed on Exhibit 5 to Attachment A, as shown on the Preliminary Mortgage Loan Data File, to the corresponding information located in the Mortgage Loan Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, assumptions and methodologies described in the notes to Exhibit 5 to Attachment A and the succeeding paragraph(s) of this Item.

The Mortgage Loan Source Document(s) that CoreVest, on behalf of the Depositor, instructed us to use for each Compared Mortgage Loan Characteristic are indicated on Exhibit 5 to Attachment A. If more than one Mortgage Loan Source Document is listed for a Compared Mortgage Loan Characteristic, CoreVest, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Mortgage Loan Data File for the Compared Mortgage Loan Characteristic agreed with the corresponding information on at least one of the Mortgage Loan Source Documents that are listed for such Compared Mortgage Loan Characteristic on Exhibit 5 to Attachment A (except as described in the notes to Exhibit 5 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Mortgage Loan Source Documents for any of the Compared Mortgage Loan Characteristics listed on Exhibit 5 to Attachment A.

7.	As instructed by CoreVest, on behalf of the Depositor, we adjusted the information on the Preliminary Mortgage Loan Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to CoreVest. The Preliminary Mortgage Loan Data File, as so adjusted, is hereinafter referred to as the “Updated Mortgage Loan Data File.”

8.	Subsequent to the performance of the procedures described in Items 6. and 7. above, CoreVest, on behalf of the Depositor, provided us with an electronic data file and the corresponding record layout and decode information (the “Final Mortgage Loan Data File,” which together with the Preliminary Mortgage Loan Data File comprise the Mortgage Loan Data Files) that CoreVest, on behalf of the Depositor, indicated contains information relating the Mortgage Loans as of the Payment Cut-Off Date.

Using information on the:

a.	Final Mortgage Loan Data File and

b.	Updated Mortgage Loan Data File

for each Mortgage Loan, we compared each Compared Mortgage Loan Characteristic listed on Exhibit 5 to Attachment A, as shown on the Final Mortgage Loan Data File, to the corresponding information on the Updated Mortgage Loan Data File. All such compared information was in agreement.

Attachment A Page 5 of 9

9.	Using the:

a.	First Payment Date and

b.	Initial Maturity Date,

as shown on the Final Mortgage Loan Data File, we recalculated the “Original Term to Maturity (months)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

10.	Using the:

a.	Mortgage Loan Initial Funded Amount ($),

b.	Interest Rate (adjusted as described in the succeeding paragraph(s) of this Item, as applicable) and

c.	Monthly Debt Service ($),

as shown on the Final Mortgage Loan Data File, and assuming that each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term (months)” of each Mortgage Loan (except for any Interest Only Mortgage Loan (as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For the purpose of the “Original Amortization Term (months)” recalculation described above for each Mortgage Loan (except for any Interest Only Mortgage Loan), all of which have an “Interest Rate Accrual” of “Actual/360,” as shown on the Final Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to divide the “Interest Rate,” as shown on the Final Mortgage Loan Data File, by twelve (12) and then multiply by a fraction equal to 365/360.

For any Interest Only Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Original Amortization Term (months)” characteristic.

For the 61091 Mortgage Loan (as defined herein), CoreVest, on behalf of the Depositor, instructed us to use “360” for the “Original Amortization Term (months)” characteristic.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the preceding paragraph(s) of this Item.

11.	Using the “First Payment Date,” as shown on the Final Mortgage Loan Data File, we recalculated the “Seasoning (months)” of each Mortgage Loan as of the Payment Cut-Off Date. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 6 of 9

12.	Using the:

a.	Mortgage Loan Initial Funded Amount ($),

b.	Interest Rate Accrual,

c.	Seasoning (months),

d.	IO Term (months),

e.	First Payment Date,

f.	Initial Maturity Date,

g.	Interest Rate and

h.	Monthly Debt Service ($),

as shown on the Final Mortgage Loan Data File, we recalculated the principal balance of each Mortgage Loan as of:

i.	The Payment Cut-Off Date (the “Cut-Off Date Principal Balance”) and

ii.	The “Initial Maturity Date” of the Mortgage Loan (the “Maturity Date Balance”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1.00 or less and

b.	Recalculate the “Maturity Date Balance” as the aggregate principal balance that is scheduled to be paid on the “Initial Maturity Date” of the Mortgage Loan, including any principal component of the related “Monthly Debt Service ($),” as shown on the Final Mortgage Loan Data File, on the “Initial Maturity Date.”

For the 61091 Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use:

a.	“$1,591,336.64” for the “Cut-Off Date Principal Balance” characteristic and

b.	“$1,399,891.37” for the “Maturity Date Balance” characteristic,

as shown on the applicable loan amortization schedule Source Document.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the preceding paragraph(s) of this Item.

13.	Using the “Cut-Off Date Principal Balance,” as shown on the Final Mortgage Loan Data File, we recalculated the “% of Pool” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 7 of 9

14.	Using the:

a.	Original Term to Maturity (months) and

b.	Seasoning (months),

as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining Term (months)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

15.	Using the:

a.	IO Term (months),

b.	Original Amortization Term (months) and

c.	Seasoning (months),

as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining Amortization Term (months)” of each Mortgage Loan (except for any Interest Only Mortgage Loan, which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For any Interest Only Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Remaining Amortization Term (months)” characteristic.

16.	Using the:

a.	IO Term (months) and

b.	Seasoning (months),

as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining IO Term (months)” of each Mortgage Loan (except for any Amortizing Balloon Mortgage Loan (as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For any Amortizing Balloon Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Remaining IO Term (months)” characteristic.

17.	Using the “Monthly Debt Service ($),” as shown on the Final Mortgage Loan Data File, we recalculated the “Annualized Debt Service Payment ($)” of each Mortgage Loan as twelve (12) times the “Monthly Debt Service ($),” as shown on the Final Mortgage Loan Data File. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

18.	Using the:

a.	Servicing Fee Rate,

b.	Distributed Ledger Fee Rate,

c.	Trustee/Note Administrator Fee Rate and

d.	CREFC® License Fee Rate,

as shown on the Final Mortgage Loan Data File, we recalculated the “Administrative Fee Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 8 of 9

19.	Using the:

a.	Interest Rate and

b.	Administrative Fee Rate,

as shown on the Final Mortgage Loan Data File, we recalculated the “Net Mortgage Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

20.	Using:

a.	Information on the Final Mortgage Loan Data File and

b.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular,

we recalculated the:

i.	Mortgage Loan UW NOI DSCR,

ii.	Mortgage Loan UW NCF DSCR,

iii.	NOI DSCR as of 3/31,

iv.	NCF DSCR as of 3/31,

v.	Mortgage Loan Cutoff NOI Debt Yield,

vi.	Mortgage Loan Cutoff NCF Debt Yield,

vii.	Origination Date LTV Ratio,

viii.	Cut-Off Date LTV Ratio and

ix.	Maturity Date LTV Ratio

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement. For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to round the characteristics listed in i. through iv. above to two decimal places and the characteristics listed in v. through ix. above to the nearest 1/10th of one percent.

21.	Using the:

a.	Original Yield Maintenance Period and

b.	Seasoning (months),

as shown on the Final Mortgage Loan Data File, we recalculated the “Current Yield Maintenance Period” of each Yield Maintenance Mortgage Loan (as defined herein). We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Yield Maintenance Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Current Yield Maintenance Period” characteristic.

22.	Using the “Guarantor,” as shown on the Final Mortgage Loan Data File, we identified those Mortgage Loans that have at least one common “Guarantor” (the “Related Guarantor Loans”). We compared the “Related Guarantor Loan” information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 9 of 9

23.	For each Mortgaged Property, we compared the “Closing Date Allocated Loan Amount” characteristic, as shown on the Final Property Data File, to the corresponding information in the loan agreement Mortgage Loan Source Document for the related Mortgage Loan and found all such compared information to be in agreement. For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

24.	Using the “Closing Date Allocated Loan Amount,” as shown on the Final Property Data File, we recalculated the “Allocated Loan Amount %” of each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Property Data File and found such information to be in agreement.

25.	Using the:

a.	Cut-Off Date Principal Balance and

b.	Maturity Date Balance,

as shown on the Final Mortgage Loan Data File, and the “Closing Date Allocated Loan Amount,” as shown on the Final Property Data File, we recalculated the principal balance of each Mortgaged Property as of the Payment Cut-Off Date (the “Cut-Off Date Allocated Loan Amount”) and as of the “Initial Maturity Date” of the related Mortgage Loan (the “Maturity Date Allocated Loan Amount”), based on the calculation methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph(s) of this Item. We compared this recalculated information to the corresponding information on the Final Property Data File and found such information to be in agreement. For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to allocate the “Cut-Off Date Principal Balance” and “Maturity Date Balance” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, to the respective Mortgaged Properties that secure such Mortgage Loan on a pro-rata basis using the “Mortgage Loan Initial Funded Amount ($)” of the Mortgage Loans, as shown on the Final Mortgage Loan Data File, and “Closing Date Allocated Loan Amount” of the Mortgaged Properties, as shown on the Final Property Data File.

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Removed Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Removed Sample Properties
1001	59945	59945-1	X			1091	62363	62363-2	X
1002	60018	60018-1	X			1092	62363	62363-21	X
1003	60018	60018-2	X			1093	62363	62363-26	X
1004	60018	60018-5	X			1094	62363	62363-5	X
1005	60018	60018-3	X			1095	62363	62363-29	X
1006	60018	60018-6	X			1096	62363	62363-32	X
1007	60018	60018-7	X			1097	62363	62363-15	X
1008	60018	60018-4	X			1098	62501	62501-57	X
1009	60018	60018-8	X			1099	62501	62501-3	X
1010	60118	60118-1	X			1100	62501	62501-15	X
1011	60140	60140-6	X			1101	62501	62501-39	X
1012	60140	60140-3	X			1102	62501	62501-10	X
1013	60140	60140-1	X			1103	62501	62501-29	X
1014	60841	60841-1	X			1104	62501	62501-50	X
1015	60870	60870-7	X			1105	62501	62501-2	X
1016	60870	60870-6	X			1106	62501	62501-53	X
1017	60870	60870-13	X			1107	62501	62501-5	X
1018	60870	60870-4	X			1108	62501	62501-26	X
1019	61184	61184-6	X			1109	62501	62501-42	X
1020	61184	61184-1	X			1110	62501	62501-9	X
1021	61228	61228-16	X			1111	62501	62501-24	X
1022	61228	61228-19	X			1112	62501	62501-16	X
1023	61228	61228-17	X			1113	62501	62501-44	X
1024	61228	61228-14	X			1114	62501	62501-22	X
1025	61228	61228-18	X			1115	62501	62501-30	X
1026	61228	61228-8	X			1116	62547	62547-62	X
1027	61228	61228-2	X			1117	62547	62547-53	X
1028	61228	61228-10	X			1118	62547	62547-25	X
1029	61228	61228-7	X			1119	62547	62547-19	X
1030	61228	61228-6	X			1120	62547	62547-64	X
1031	61231	61231-10	X			1121	62547	62547-78	X
1032	61231	61231-11	X			1122	62547	62547-73	X
1033	61231	61231-1	X			1123	62547	62547-86	X
1034	61231	61231-7	X			1124	62547	62547-60	X
1035	61329	61329-23	X			1125	62547	62547-40	X
1036	61329	61329-15	X			1126	62547	62547-5	X
1037	61329	61329-28	X			1127	62547	62547-14	X
1038	61329	61329-27	X			1128	62547	62547-51	X
1039	61329	61329-18	X			1129	62547	62547-57	X
1040	61329	61329-20	X			1130	62547	62547-55	X
1041	61329	61329-17	X			1131	62547	62547-39	X
1042	61329	61329-4	X			1132	62547	62547-21	X
1043	61780	61780-1	X			1133	62547	62547-66	X
1044	61780	61780-13	X			1134	62547	62547-44	X
1045	61780	61780-8	X			1135	62547	62547-17	X
1046	61780	61780-10	X			1136	62547	62547-56	X
1047	61780	61780-14	X			1137	62547	62547-29	X
1048	61780	61780-3	X			1138	62547	62547-7	X
1049	61780	61780-17	X			1139	62547	62547-52	X
1050	61780	61780-7	X			1140	62547	62547-10	X
1051	62028	62028-3	X			1141	62547	62547-42	X
1052	62028	62028-13	X			1142	62547	62547-72	X
1053	62028	62028-15	X			1143	62547	62547-4	X
1054	62028	62028-5	X			1144	62547	62547-12	X
1055	62089	62089-4	X			1145	62547	62547-63	X
1056	62089	62089-3	X			1146	62547	62547-43	X
1057	62089	62089-5	X			1147	62547	62547-59	X
1058	62089	62089-1	X			1148	62547	62547-13	X
1059	62089	62089-2	X			1149	62547	62547-54	X
1060	62169	62169-5	X			1150	62547	62547-83	X
1061	62169	62169-3	X			1151	62547	62547-38	X
1062	62181	62181-1	X			1152	62547	62547-31	X
1063	62181	62181-10	X			1153	62547	62547-46	X
1064	62181	62181-13	X			1154	62547	62547-28	X
1065	62181	62181-16	X			1155	62547	62547-3	X
1066	62181	62181-4	X			1156	62547	62547-88	X
1067	62181	62181-8	X			1157	62547	62547-91	X
1068	62181	62181-6	X			1158	62547	62547-18	X
1069	62181	62181-7	X			1159	62547	62547-82	X
1070	62181	62181-9	X			1160	62547	62547-30	X
1071	62181	62181-3	X			1161	62547	62547-76	X
1072	62181	62181-2	X			1162	62547	62547-8	X
1073	62181	62181-14	X			1163	62937	62937-93	X
1074	62181	62181-15	X			1164	62937	62937-7	X
1075	62181	62181-5	X			1165	62937	62937-44	X
1076	62181	62181-11	X			1166	62937	62937-25	X
1077	62181	62181-12	X			1167	62937	62937-32	X
1078	62278	62278-9	X			1168	62937	62937-42	X
1079	62278	62278-7	X			1169	62937	62937-110	X
1080	62278	62278-12	X			1170	62937	62937-27	X
1081	62278	62278-4	X			1171	62937	62937-48	X
1082	62278	62278-13	X			1172	62937	62937-71	X
1083	62278	62278-2	X			1173	62937	62937-8	X
1084	62278	62278-6	X			1174	62937	62937-90	X
1085	62278	62278-10	X			1175	62937	62937-63	X
1086	62278	62278-8	X			1176	62937	62937-51	X
1087	62278	62278-11	X			1177	62937	62937-9	X
1088	62363	62363-23	X			1178	62937	62937-76	X
1089	62363	62363-28	X			1179	62937	62937-80	X
1090	62363	62363-14	X			1180	62937	62937-40	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Removed Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Removed Sample Properties
1181	62937	62937-58	X			2047	59725	59725-35		X
1182	62937	62937-117	X			2048	59725	59725-22		X
1183	62937	62937-99	X			2049	59725	59725-4		X
1184	62937	62937-16	X			2050	59725	59725-11		X
1185	62937	62937-101	X			2051	59725	59725-28		X
1186	62937	62937-81	X			2052	59725	59725-41		X
1187	62937	62937-52	X			2053	59725	59725-30		X
1188	62937	62937-111	X			2054	59725	59725-9		X
1189	62937	62937-38	X			2055	59929	59929-80		X
1190	62937	62937-73	X			2056	59929	59929-95		X
1191	62937	62937-70	X			2057	59929	59929-8		X
1192	62937	62937-113	X			2058	59929	59929-94		X
1193	62937	62937-21	X			2059	59929	59929-112		X
1194	62997	62997-1	X			2060	59929	59929-117		X
1195	63066	63066-40	X			2061	59929	59929-114		X
1196	63066	63066-28	X			2062	59929	59929-35		X
1197	63066	63066-23	X			2063	59929	59929-25		X
1198	63066	63066-38	X			2064	59929	59929-119		X
1199	63066	63066-34	X			2065	59929	59929-71		X
1200	63066	63066-16	X			2066	59929	59929-66		X
1201	63066	63066-45	X			2067	59929	59929-49		X
1202	63066	63066-11	X			2068	59929	59929-96		X
1203	63066	63066-24	X			2069	59929	59929-43		X
1204	63066	63066-49	X			2070	59929	59929-3		X
1205	63066	63066-29	X			2071	59929	59929-63		X
1206	63066	63066-31	X			2072	59929	59929-97		X
1207	63066	63066-9	X			2073	59929	59929-73		X
1208	63117	63117-19	X			2074	59929	59929-18		X
1209	63117	63117-5	X			2075	59929	59929-106		X
1210	63117	63117-15	X			2076	59929	59929-98		X
1211	63117	63117-1	X			2077	59929	59929-47		X
1212	63117	63117-9	X			2078	59929	59929-6		X
1213	63175	63175-2	X			2079	59929	59929-22		X
1214	63175	63175-9	X			2080	59929	59929-110		X
1215	63175	63175-5	X			2081	59929	59929-85		X
1216	63243	63243-1	X			2082	59929	59929-11		X
1217	63243	63243-5	X			2083	59929	59929-78		X
1218	63243	63243-16	X			2084	59929	59929-55		X
1219	63243	63243-10	X			2085	59984	59984-6		X
1220	63243	63243-12	X			2086	59984	59984-2		X
1221	63384	63384-3	X			2087	59984	59984-14		X
1222	63384	63384-4	X			2088	59984	59984-18		X
1223	63384	63384-2	X			2089	59984	59984-11		X
1224	63384	63384-7	X			2090	59984	59984-10		X
2001	49261	49261-2		X		2091	59984	59984-20		X
2002	49261	49261-3		X		2092	60144	60144-9		X
2003	49261	49261-1		X		2093	60144	60144-14		X
2004	53451	53451-1		X		2094	60144	60144-5		X
2005	54072	54072-1		X		2095	60144	60144-7		X
2006	58113	58113-15		X		2096	60574	60574-1		X
2007	58113	58113-31		X		2097	60706	60706-1		X
2008	58113	58113-41		X		2098	60706	60706-3		X
2009	58113	58113-34		X		2099	60785	60785-20		X
2010	58113	58113-22		X		2100	60785	60785-27		X
2011	58113	58113-25		X		2101	60785	60785-33		X
2012	58113	58113-53		X		2102	60785	60785-35		X
2013	58113	58113-16		X		2103	60785	60785-4		X
2014	58113	58113-32		X		2104	60785	60785-12		X
2015	58113	58113-33		X		2105	60785	60785-30		X
2016	58113	58113-24		X		2106	60785	60785-10		X
2017	58113	58113-50		X		2107	60785	60785-36		X
2018	58113	58113-51		X		2108	60785	60785-22		X
2019	58113	58113-5		X		2109	60785	60785-34		X
2020	58113	58113-10		X		2110	60785	60785-31		X
2021	58975	58975-2		X		2111	60803	60803-31		X
2022	58975	58975-3		X		2112	60803	60803-7		X
2023	58975	58975-8		X		2113	60803	60803-18		X
2024	58975	58975-1		X		2114	60803	60803-32		X
2025	58975	58975-6		X		2115	60803	60803-24		X
2026	58975	58975-4		X		2116	60803	60803-12		X
2027	58975	58975-7		X		2117	60803	60803-21		X
2028	59040	59040-8		X		2118	60803	60803-22		X
2029	59040	59040-2		X		2119	60803	60803-15		X
2030	59040	59040-12		X		2120	60803	60803-10		X
2031	59040	59040-10		X		2121	60803	60803-23		X
2032	59594	59594-18		X		2122	60803	60803-9		X
2033	59594	59594-4		X		2123	60803	60803-26		X
2034	59594	59594-8		X		2124	60803	60803-6		X
2035	59594	59594-15		X		2125	60803	60803-29		X
2036	59594	59594-11		X		2126	60803	60803-20		X
2037	59594	59594-23		X		2127	60803	60803-16		X
2038	59594	59594-3		X		2128	60927	60927-5		X
2039	59601	59601-4		X		2129	60927	60927-1		X
2040	59601	59601-2		X		2130	60927	60927-2		X
2041	59601	59601-3		X		2131	60927	60927-4		X
2042	59601	59601-1		X		2132	60927	60927-3		X
2043	59725	59725-21		X		2133	60971	60971-9		X
2044	59725	59725-23		X		2134	60971	60971-6		X
2045	59725	59725-24		X		2135	60971	60971-7		X
2046	59725	59725-32		X		2136	60971	60971-1		X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Removed Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Removed Sample Properties
2137	60971	60971-5		X		2217	61562	61562-152		X
2138	60971	60971-2		X		2218	61562	61562-49		X
2139	60971	60971-8		X		2219	61562	61562-91		X
2140	60971	60971-4		X		2220	61562	61562-115		X
2141	60971	60971-11		X		2221	61562	61562-89		X
2142	60971	60971-3		X		2222	61562	61562-72		X
2143	60971	60971-10		X		2223	61562	61562-105		X
2144	60999	60999-24		X		2224	61562	61562-110		X
2145	60999	60999-4		X		2225	61562	61562-31		X
2146	60999	60999-5		X		2226	61562	61562-101		X
2147	60999	60999-15		X		2227	61562	61562-147		X
2148	60999	60999-19		X		2228	61562	61562-79		X
2149	60999	60999-8		X		2229	61567	61567-16		X
2150	60999	60999-21		X		2230	61567	61567-10		X
2151	61026	61026-41		X		2231	61567	61567-18		X
2152	61026	61026-13		X		2232	61567	61567-2		X
2153	61026	61026-45		X		2233	61567	61567-5		X
2154	61026	61026-44		X		2234	61567	61567-13		X
2155	61026	61026-26		X		2235	61567	61567-11		X
2156	61026	61026-22		X		2236	61567	61567-8		X
2157	61026	61026-33		X		2237	61629	61629-88		X
2158	61026	61026-27		X		2238	61629	61629-30		X
2159	61026	61026-40		X		2239	61629	61629-82		X
2160	61026	61026-42		X		2240	61629	61629-55		X
2161	61026	61026-46		X		2241	61629	61629-90		X
2162	61026	61026-32		X		2242	61629	61629-20		X
2163	61026	61026-30		X		2243	61629	61629-96		X
2164	61091	61091-7		X		2244	61629	61629-94		X
2165	61091	61091-1		X		2245	61629	61629-27		X
2166	61091	61091-8		X		2246	61629	61629-47		X
2167	61091	61091-13		X		2247	61629	61629-98		X
2168	61091	61091-4		X		2248	61629	61629-64		X
2169	61091	61091-6		X		2249	61629	61629-78		X
2170	61091	61091-11		X	X	2250	61629	61629-18		X
2171	61091	61091-15		X		2251	61629	61629-6		X
2172	61307	61307-18		X		2252	61629	61629-60		X
2173	61307	61307-4		X		2253	61629	61629-50		X
2174	61307	61307-15		X		2254	61629	61629-45		X
2175	61307	61307-2		X		2255	61629	61629-11		X
2176	61307	61307-11		X		2256	61629	61629-72		X
2177	61307	61307-14		X		2257	61629	61629-34		X
2178	61307	61307-12		X		2258	61629	61629-87		X
2179	61307	61307-8		X		2259	61629	61629-75		X
2180	61307	61307-19		X		2260	61629	61629-66		X
2181	61307	61307-7		X		2261	61629	61629-69		X
2182	61316	61316-1		X		2262	61629	61629-33		X
2183	61316	61316-6		X		2263	61836	61836-13		X
2184	61316	61316-8		X		2264	61836	61836-9		X
2185	61453	61453-10		X		2265	61836	61836-14		X
2186	61453	61453-7		X		2266	61836	61836-22		X
2187	61453	61453-9		X		2267	61836	61836-15		X
2188	61562	61562-29		X		2268	61836	61836-20		X
2189	61562	61562-144		X		2269	61836	61836-21		X
2190	61562	61562-111		X		2270	61836	61836-4		X
2191	61562	61562-77		X		2271	61836	61836-3		X
2192	61562	61562-60		X		2272	61990	61990-16		X
2193	61562	61562-94		X		2273	61990	61990-6		X
2194	61562	61562-151		X		2274	61990	61990-35		X
2195	61562	61562-75		X		2275	61990	61990-39		X
2196	61562	61562-146		X		2276	61990	61990-22		X
2197	61562	61562-21		X		2277	61990	61990-1		X
2198	61562	61562-14		X		2278	61990	61990-26		X
2199	61562	61562-120		X		2279	61990	61990-51		X
2200	61562	61562-65		X		2280	61990	61990-15		X
2201	61562	61562-106		X		2281	61990	61990-27		X
2202	61562	61562-81		X		2282	61990	61990-43		X
2203	61562	61562-100		X		2283	61990	61990-17		X
2204	61562	61562-16		X		2284	61990	61990-30		X
2205	61562	61562-82		X		2285	61990	61990-40		X
2206	61562	61562-145		X		2286	61990	61990-7		X
2207	61562	61562-76		X		2287	62039	62039-12		X
2208	61562	61562-10		X		2288	62039	62039-11		X
2209	61562	61562-95		X		2289	62039	62039-7		X
2210	61562	61562-46		X		2290	62039	62039-3		X
2211	61562	61562-44		X		2291	62039	62039-15		X
2212	61562	61562-18		X		2292	62039	62039-2		X
2213	61562	61562-84		X		2293	62039	62039-18		X
2214	61562	61562-56		X		2294	62039	62039-10		X
2215	61562	61562-19		X		2295	62039	62039-1		X
2216	61562	61562-109		X

Exhibit 2 to Attachment A Page 1 of 2

Property Sampling Schedule

Mortgage Loan Population	Loan ID provided by CoreVest

Preliminary Mortgage Loans 1	60870
59945
61228
62089
60118
62028
61231
61329
62278
60140
60841
60018
61184
62169
62363
62181
62501
62997
63384
63117
62937
63243
63066
61780
62547
63175

Preliminary Mortgage Loans 2	49261
53451
54072
58975
59040
60574
59601
60785
60803
59725
59984
61316
59929
60144

Exhibit 2 to Attachment A Page 2 of 2

Mortgage Loan Population	Loan ID provided by CoreVest

Preliminary Mortgage Loans 2 (continued)	61026
60706
60999
61091
61307
58113
60927
61562
61629
61836
62039
60971
61453
61567
61990
59594

Exhibit 3 to Attachment A Page 1 of 4

Base Property Sample Characteristics and Property Source Documents

Base Property Sample Characteristic	Property Source Document(s)	Notes

Address (Street)	Appraisal or BPO	1., 2., 3.
City	Appraisal or BPO	1., 2.
Cut-Off Date Valuation Date	Appraisal or BPO	1., 2.
Cut-Off Date Valuation Type	Appraisal or BPO	1., 2., 4.
Cut-Off Date Value	(a) Appraisal or BPO or (b) Appraisal and recalculation	1., 2.
Number of Bedrooms	(a) Appraisal, BPO or Building and Unit Description Report or (b) Appraisal or BPO and recalculation	1., 2., 5.
Number of Bathrooms	(a) Appraisal, BPO or Building and Unit Description Report or (b) Appraisal or BPO and recalculation	1., 2., 6.
Number of Units	Appraisal or BPO	1., 2.
Property Type	Appraisal or BPO	1., 2., 7.
State	Appraisal or BPO	1., 2.
Swimming Pool (Y/N)	Appraisal or BPO	1., 2., 8.
Total SF	(a) Appraisal, BPO or Building and Unit Description Report or (b) Appraisal or BPO and recalculation	1., 2., 9.
Year Built	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 10.
Zip Code	Appraisal or BPO	1., 2., 11.

Notes:

1.	For certain Sample Properties for which CoreVest, on behalf of the Depositor, provided more than one Appraisal and/or BPO Property Source Document, CoreVest, on behalf of the Depositor, instructed us to use the Appraisal and/or BPO Property Source Document with the most recent valuation date.

2.	With respect to certain Sample Properties, the applicable Property Source Document contains conflicting information relating to certain Base Property Sample Characteristics. For such Sample Properties, CoreVest, on behalf of the Depositor, instructed us to note agreement if the information on the Property Data File for a Base Property Sample Characteristic agreed with any of the information on the corresponding Property Source Document which relates to such Base Property Sample Characteristic. We performed no procedures to reconcile any conflicting information which exists on the Property Source Documents for any of the Base Property Sample Characteristics.

Exhibit 3 to Attachment A Page 2 of 4

2. (continued)

Additionally, if more than one Property Source Document is listed for a Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, instructed us to note agreement if the value on the Property Data File for the Base Property Sample Characteristic agreed with the corresponding information on at least one of the Property Source Documents that are listed for such Base Property Sample Characteristic. We performed no procedures to reconcile any conflicting information that may exist between various Property Source Documents for any of the Base Property Sample Characteristics.

3.	For the purpose of comparing the “Address (Street)” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, instructed us to ignore differences that are due to truncation, abbreviation or punctuation.

4.	CoreVest, on behalf of the Depositor, indicated that the three possible values for the “Cut-Off Date Valuation Type” Base Property Sample Characteristic are “Appraisal,” “Exterior Appraisal” and “Interior Appraisal.” For the purpose of comparing the “Cut-Off Date Valuation Type” Base Property Sample Characteristic for each Sample Property where the applicable Property Source Document did not specifically state “Appraisal,” “Exterior Appraisal” or “Interior Appraisal,” CoreVest, on behalf of the Depositor, instructed us to use “Exterior Appraisal.”

5.	For the purpose of comparing the “Number of Bedrooms” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, provided the following instructions:

a.	For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Number of Bedrooms,” as shown on the Property Data File, to the corresponding information in the applicable Property Source Document and

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:

i.	Recalculate the “Number of Bedrooms” for the Sample Property as the sum of the “Number of Bedrooms” for all units corresponding to such Sample Property, as shown on the Property Data File, and

ii.	Compare the result of i. above to the corresponding information in the applicable Property Source Document.

Exhibit 3 to Attachment A Page 3 of 4

6.	For the purpose of comparing the “Number of Bathrooms” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, provided the following instructions:

a.	For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Number of Bathrooms,” as shown on the Property Data File, to the corresponding information in the applicable Property Source Document and

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:

i.	Recalculate the “Number of Bathrooms” for the Sample Property as the sum of the “Number of Bathrooms” for all units corresponding to such Sample Property, as shown on the Property Data File, and

ii.	Compare the result of i. above to the corresponding information in the applicable Property Source Document.

7.	For the purpose of comparing the “Property Type” Base Property Sample Characteristic for each Sample Property with an attached unit or a semi-attached unit with a design style of “row house,” “colonial,” “duplex” or “twin,” as shown in the applicable Property Source Document, CoreVest, on behalf of the Depositor, instructed us to use “townhome.”

8.	For the purpose of comparing the “Swimming Pool (Y/N)” Base Property Sample Characteristic for each Sample Property for which the applicable Property Source Document did not specifically state if the Sample Property has a swimming pool, CoreVest, on behalf of the Depositor, instructed us to use “N.”

9.	For the purpose of comparing the “Total SF” Base Property Sample Characteristic for each Sample Property, CoreVest, on behalf of the Depositor, provided the following instructions:

a.	For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Total SF,” as shown on the Property Data File, to the corresponding information in the applicable Property Source Document and

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:

i.	Recalculate the “Total SF” for the Sample Property as the sum of the “Total SF” for all units corresponding to such Sample Property, as shown on the Property Data File, and

ii.	Compare the result of i. above to the corresponding information in the applicable Property Source Document.

10.	For the purpose of comparing the “Year Built” Base Property Sample Characteristic for each Sample Property for which the applicable Property Source Document did not specifically state the year built, CoreVest, on behalf of the Depositor, instructed us to recalculate the “Year Built” of each Sample Property by subtracting the property age (in years), as shown in the applicable Property Source Document, from the year of the “Cut-Off Date Valuation Date,” as shown on the Property Data File.

Exhibit 3 to Attachment A Page 4 of 4

11.	For the purpose of comparing the “Zip Code” Base Property Sample Characteristic for each Sample Property, CoreVest, on behalf of the Depositor, instructed us to compare only the first five digits of the property zip code, as shown in the applicable Property Source Document.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes above.

Exhibit 4 to Attachment A Page 1 of 13

Sample Property Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

1001	Number of Bathrooms	57.1	57.5

1001	Address (Street)	[Redacted]	[Redacted]

1007	Number of Bathrooms	2.2	3

1012	Zip Code	93535-1735	93535

1012	Number of Bathrooms	2.1	2.5

1013	Zip Code	93535-4869	93535

1013	Number of Bathrooms	2.1	2.5

1014	Cut-Off Date Valuation Date	1/15/2026	12/10/2025

1014	Number of Bathrooms	28.6	39

1018	Number of Bathrooms	1.1	1.5

1019	Property Type	SFR	Townhome

1020	Property Type	SFR	Townhome

1021	Total SF	3632	3784

1021	Address (Street)	[Redacted]	[Redacted]

1022	Total SF	2684	2428

1023	Total SF	2752	2684

1024	Address (Street)	[Redacted]	[Redacted]

1024	Total SF	2752	2364

1025	Total SF	3632	3784

Exhibit 4 to Attachment A Page 2 of 13

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

1025	Address (Street)	[Redacted]	[Redacted]

1026	Total SF	2364	2416

1027	Number of Bathrooms	4.2	5

1027	Total SF	3024	2945

1027	Address (Street)	[Redacted]	[Redacted]

1028	Total SF	3632	3784

1028	Address (Street)	[Redacted]	[Redacted]

1029	Total SF	2364	2428

1030	Number of Bathrooms	4	5

1030	Total SF	3024	3632

1032	Address (Street)	[Redacted]	[Redacted]

1036	Number Bedrooms	3	2

1036	Number of Bathrooms	1.1	1.5

1040	Number Bedrooms	4	2

1046	Number of Bathrooms	1.1	1.5

1055	Address (Street)	[Redacted]	[Redacted]

1056	Address (Street)	[Redacted]	[Redacted]

1057	Number of Units	6	5

1057	Number of Bathrooms	5	6

1057	Address (Street)	[Redacted]	[Redacted]

Exhibit 4 to Attachment A Page 3 of 13

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

1059	Address (Street)	[Redacted]	[Redacted]

1060	Property Type	SFR	Townhome

1061	Property Type	SFR	Townhome

1062	Number of Bathrooms	36.6	43

1064	Number of Bathrooms	2.2	3

1067	Number of Bathrooms	10.7	13.5

1069	Total SF	21230	20018

1070	Number of Bathrooms	3.5	2.5

1072	Number of Bathrooms	20.4	22

1074	Number of Bathrooms	29.5	35.5

1077	Total SF	13660	13656

1079	Address (Street)	[Redacted]	[Redacted]

1079	Total SF	3776	1888

1079	Number Bedrooms	8	4

1079	Number of Bathrooms	4	2

1080	Address (Street)	[Redacted]	[Redacted]

1083	Property Type	SFR	2-4 Unit

1088	Cut-Off Date Valuation Type	Appraisal	Exterior Appraisal

1091	Zip Code	30241-2332	30241

1100	Address (Street)	[Redacted]	[Redacted]

1101	Address (Street)	[Redacted]	[Redacted]

Exhibit 4 to Attachment A Page 4 of 13

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

1102	Number of Bathrooms	1.1	1.5

1111	Address (Street)	[Redacted]	[Redacted]

1113	Address (Street)	[Redacted]	[Redacted]

1121	Total SF	1932	1920

1131	Address (Street)	[Redacted]	[Redacted]

1131	City	Canton	Akron

1132	Swimming Pool (Y/N)	Y	N

1132	Total SF	4050	4350

1134	Total SF	1585	1634

1135	Number of Bathrooms	1.1	1.5

1136	Total SF	1637	1659

1140	Address (Street)	[Redacted]	[Redacted]

1140	Zip Code	44305-3210	44305

1140	Total SF	3096	3216

1140	Number Bedrooms	7	8

1142	Zip Code	44311-1616	44311

1143	Address (Street)	[Redacted]	[Redacted]

1145	Address (Street)	[Redacted]	[Redacted]

1145	Number Bedrooms	12	13

1145	Total SF	4852	5384

1152	Total SF	3509	4112

1152	Number of Bathrooms	4.1	4.5

Exhibit 4 to Attachment A Page 5 of 13

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

1154	Swimming Pool (Y/N)	Y	N

1156	Zip Code	44306-2309	44306

1156	Number of Bathrooms	1.1	1.5

1160	Zip Code	44305-2448	44305

1160	Total SF	1958	1927

1160	Number Bedrooms	4	5

1162	Total SF	1346	1427

1162	Cut-Off Date Valuation Date	03/27/2026	04/14/2026

1163	Year Built	2024	2024-2025

1164	Year Built	2024	2024-2025

1165	Year Built	2024	2024-2025

1166	Year Built	2024	2024-2025

1167	Year Built	2024	2024-2025

1168	Year Built	2025	2024-2025

1169	Year Built	2025	2024-2025

1169	Number Bedrooms	4	3

1170	Year Built	2024	2024-2025

1171	Year Built	2025	2024-2025

1172	Year Built	2025	2024-2025

Exhibit 4 to Attachment A Page 6 of 13

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

1173	City	Mcallen	McAllen

1173	Number of Bathrooms	2.1	2.5

1173	Year Built	2024	2024-2025

1174	Year Built	2024	2024-2025

1175	City	Mcallen	McAllen

1175	Year Built	2025	2024-2025

1176	Year Built	2025	2024-2025

1177	Year Built	2025	2024-2025

1177	Number Bedrooms	4	3

1178	Year Built	2025	2024-2025

1179	Year Built	2025	2024-2025

1180	Year Built	2025	2024-2025

1181	Year Built	2025	2024-2025

1181	Number Bedrooms	4	3

1182	Year Built	2025	2024-2025

1182	Number Bedrooms	4	3

1183	City	Mcallen	McAllen

1183	Number of Bathrooms	2.1	2.5

1183	Year Built	2024	2024-2025

1184	Year Built	2025	2024-2025

1184	Number Bedrooms	4	3

Exhibit 4 to Attachment A Page 7 of 13

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

1185	Year Built	2024	2024-2025

1186	Year Built	2025	2024-2025

1187	Year Built	2025	2024-2025

1188	Year Built	2025	2024-2025

1189	Year Built	2024	2024-2025

1190	Year Built	2025	2024-2025

1191	Year Built	2025	2024-2025

1192	Year Built	2025	2024-2025

1193	Year Built	2025	2024-2025

1193	Number Bedrooms	4	3

1194	Year Built	2024	2023

1194	Number of Bathrooms	44.1	52.5

1194	Property Type	Townhome	Multifamily

1195	Number of Bathrooms	2.1	2.5

1202	Zip Code	38672-1034	38672

1204	Number of Bathrooms	2.1	2.5

1205	Number of Bathrooms	2.1	2.5

1207	Number of Bathrooms	2.1	2.5

1208	Number of Bathrooms	2.1	2.5

1209	Zip Code	37040	37043

1209	Number of Bathrooms	2.1	2.5

Exhibit 4 to Attachment A Page 8 of 13

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

1211	City	Woodlawn	Clarksville

1213	Zip Code	64134-1458	64134

1213	Number of Bathrooms	1.1	1.5

1214	Zip Code	64134-2906	64134

1215	Zip Code	64134-3570	64134

1216	City	Saint Louis	Overland

1218	Address (Street)	[Redacted]	[Redacted]

1218	City	Saint Louis	Breckenridge Hills

1221	City	Woodlynne	Oaklyn

1223	City	Salem	Elsinboro Twp

1224	City	Flemington	Raritan

1224	Number of Bathrooms	1.1	1.5

2002	Number Bedrooms	20	19

2009	Address (Street)	[Redacted]	[Redacted]

2009	Property Type	2-4 Unit	SFR

2009	Number of Units	2	1

2009	Number of Bathrooms	4	3

2009	Cut-Off Date Value	$470,000	$660,000

2009	Cut-Off Date Valuation Date	10/14/2025	12/16/2025

2012	Address (Street)	[Redacted]	[Redacted]

2012	Total SF	2211	1470

Exhibit 4 to Attachment A Page 9 of 13

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

2012	Number Bedrooms	4	2

2012	Number of Bathrooms	3.5	2

2012	Cut-Off Date Valuation Date	10/16/2025	12/16/2025

2018	Address (Street)	[Redacted]	[Redacted]

2022	Total SF	512	1860

2023	Total SF	1197	2696

2025	Cut-Off Date Valuation Date	7/12/2025	7/21/2025

2039	City	Buffalo	West Seneca

2048	Address (Street)	[Redacted]	[Redacted]

2063	Swimming Pool (Y/N)	Y	N

2075	Swimming Pool (Y/N)	Y	N

2081	Swimming Pool (Y/N)	Y	N

2082	Swimming Pool (Y/N)	Y	N

2097	Swimming Pool (Y/N)	Y	N

2099	Address (Street)	[Redacted]	[Redacted]

2108	Address (Street)	[Redacted]	[Redacted]

2113	Number of Units	3	3

2116	Address (Street)	[Redacted]	[Redacted]

2119	Address (Street)	[Redacted]	[Redacted]

2124	Address (Street)	[Redacted]	[Redacted]

2125	Address (Street)	[Redacted]	[Redacted]

Exhibit 4 to Attachment A Page 10 of 13

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

2127	Address (Street)	[Redacted]	[Redacted]

2143	Swimming Pool (Y/N)	Y	N

2143	Number Bedrooms	1	0

2148	Address (Street)	[Redacted]	[Redacted]

2156	Address (Street)	[Redacted]	[Redacted]

2170	City	Cheektowaga	Buffalo

2171	Swimming Pool (Y/N)	Y	N

2173	Address (Street)	[Redacted]	[Redacted]

2177	Address (Street)	[Redacted]	[Redacted]

2178	Address (Street)	[Redacted]	[Redacted]

2178	Swimming Pool (Y/N)	Y	N

2179	Address (Street)	[Redacted]	[Redacted]

2180	Address (Street)	[Redacted]	[Redacted]

2184	Address (Street)	[Redacted]	[Redacted]

2212	Cut-Off Date Valuation Type	Appraisal	Exterior Appraisal

2229	Total SF	1319	1341

2237	Total SF	899	875

2237	City	Saint Louis	Overland

2239	Address (Street)	[Redacted]	[Redacted]

2239	City	St Louis	Overland

2244	City	St. Louis	Overland

Exhibit 4 to Attachment A Page 11 of 13

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

2247	City	St. Louis	Overland

2263	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal

2264	Cut-Off Date Value	$297,479	$275,000

2264	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal

2265	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal

2266	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal

2266	Cut-Off Date Value	$297,479	$368,000

2267	Address (Street)	[Redacted]	[Redacted]

2267	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal

2268	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal

2269	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal

2270	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal

2270	Total SF	2768	2817

2271	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal

2277	Total SF	2117	2283

2285	City	South Euclid	Cleveland

2287	Address (Street)	[Redacted]	[Redacted]

2287	Cut-Off Date Value	$594,958	$410,000

2287	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal

2288	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal

2288	Cut-Off Date Value	$297,479	$306,000

Exhibit 4 to Attachment A Page 12 of 13

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

2289	Address (Street)	[Redacted]	[Redacted]

2289	Cut-Off Date Value	$594,958	$450,000

2289	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal

2290	Cut-Off Date Value	$594,958	$550,000

2290	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal

2290	Address (Street)	[Redacted]	[Redacted]

2291	Address (Street)	[Redacted]	[Redacted]

2291	Cut-Off Date Value	$594,958	$354,000

2291	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal

2292	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal

2292	Address (Street)	[Redacted]	[Redacted]

2293	Cut-Off Date Value	$297,479	$400,000

2293	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal

2294	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal

2294	Cut-Off Date Value	$297,479	$330,000

2295	Address (Street)	[Redacted]	[Redacted]

2295	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal

2001	Cut-Off Date Valuation Date	3/8/2024	5/21/2026

2129	Total SF	18090	18008

2129	Address (Street)	[Redacted]	[Redacted]

2129	City	Bonaire	<Blank>

Exhibit 4 to Attachment A Page 13 of 13

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

2129	State	GA	<Blank>

2129	Zip Code	31005	<Blank>

2128	Address (Street)	[Redacted]	[Redacted]

2128	City	Bonaire	<Blank>

2128	State	GA	<Blank>

2128	Zip Code	31005	<Blank>

2131	Address (Street)	[Redacted]	[Redacted]

2131	City	Bonaire	<Blank>

2131	State	GA	<Blank>

2131	Zip Code	31005	<Blank>

2132	Address (Street)	[Redacted]	[Redacted]

2132	City	Bonaire	<Blank>

2132	State	GA	<Blank>

2132	Zip Code	31005	<Blank>

2130	Address (Street)	[Redacted]	[Redacted]

2130	City	Bonaire	<Blank>

2130	State	GA	<Blank>

2130	Zip Code	31005	<Blank>

Exhibit 5 to Attachment A Page 1 of 11

Compared Mortgage Loan Characteristics and Mortgage Loan Source Documents

Underwriting Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

UW Annual Rent ($)	Underwriting Summary
Average Lease Term	Underwriting Summary
UW Other Income ($)	Underwriting Summary
UW Credit and Vacancy Loss ($)	Underwriting Summary
UW Effective Gross Income ($)	Underwriting Summary
UW Annual Property Management Fee ($)	Underwriting Summary
UW Annual Marketing and Leasing Costs ($)	Underwriting Summary
UW Repairs and Maintenance ($)	Underwriting Summary
UW Annual Insurance Costs ($)	Underwriting Summary
UW Annual HOA/Special Assessment Fees ($)	Underwriting Summary
UW Annual Real Estate Taxes ($)	Underwriting Summary
UW Annual Turnover Costs ($)	Underwriting Summary
UW Annual Landscaping ($)	Underwriting Summary
UW Annual Other Costs ($)	Underwriting Summary
UW Annual Expenses ($)	Underwriting Summary
UW Annual Net Operating Income ($)	Underwriting Summary
UW Annual CapEx Reserve ($)	Underwriting Summary
UW Annual Net Cash Flow ($)	Underwriting Summary
Value at Origination ($)	Underwriting Summary
% HOA	Underwriting Summary
% Section 8	Underwriting Summary
Occupancy as of Origination	Underwriting Summary
Number of Units	Underwriting Summary
Number of Properties	Underwriting Summary

Reserve and Escrow Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Monthly Tax Escrow	Loan Agreement or Settlement Statement
Monthly Insurance Escrow	Loan Agreement or Settlement Statement
Monthly Capital Expenditure Escrow ($)	Loan Agreement, Settlement Statement, Servicer Report or Partial Release Letter
Upfront Leasing Escrow ($)	Loan Agreement or Settlement Statement
Monthly Leasing Escrow ($)	Loan Agreement or Settlement Statement
Upfront Interest Escrow ($)	Loan Agreement or Settlement Statement
Monthly Interest Escrow ($)	Loan Agreement or Settlement Statement
Upfront Deferred Maintenance Escrow ($)	Loan Agreement or Settlement Statement
Monthly Deferred Maintenance Escrow ($)	Loan Agreement or Settlement Statement

Exhibit 5 to Attachment A Page 2 of 11

Mortgage Loan Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Rent Rolls (Y/N)	Loan Agreement
Frequency of Rent Rolls	Loan Agreement
Operating Statement (Y/N)	Loan Agreement
Frequency of Operating Statements	Loan Agreement
Loan Originator	Loan Agreement
Borrower	Loan Agreement
Guarantor	Guaranty Agreement
Type of Guarantor (Individual or Type of Entity)	Guaranty Agreement
Guarantor FICO	Credit Report
Sponsor	Loan Agreement
Origination Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Date	Loan Agreement
First Payment Date	Loan Agreement
Initial Maturity Date	Loan Agreement
Mortgage Loan Initial Funded Amount ($)	Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($)	Loan Agreement, Loan Modification Agreement or Loan Amortization Schedule
Rate Type	Loan Agreement
Interest Rate	Loan Agreement
Interest Rate Accrual	Loan Agreement
Amortization Type	Loan Agreement
IO Term (months)	Loan Agreement
Recourse (Y/N)	Guaranty Agreement
Recourse to Guarantor (Full, Partial, Carve-out, None)	Guaranty Agreement
Property Manager	Loan Agreement or Management Agreement
Prepayment Provision	Loan Agreement or Loan Modification Agreement
Original Yield Maintenance Period	Loan Agreement or Loan Modification Agreement
Other Prepayment Provision	Loan Agreement
Open Period	Loan Agreement or Loan Modification Agreement
YM Calculation Method (PV or Int Diff)	Loan Agreement or Loan Modification Agreement
Calc’d Through (Maturity or Open)	Loan Agreement or Loan Modification Agreement
PV Discount Treasury Projection Term (Maturity or Open)	Loan Agreement
PV Discount Treasury Compounding Type (MEY or BEY)	Loan Agreement
SPE (Y/N)	Loan Agreement
Independent Director (Y/N)	Loan Agreement

Exhibit 5 to Attachment A Page 3 of 11

Mortgage Loan Information: (continued)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Substitution Permitted (Y/N)	Loan Agreement
Partial Release Permitted (Y/N)	Loan Agreement
Substitution Provision Description	Loan Agreement
Partial Release Provisions	Loan Agreement
Partial Release Premium	Loan Agreement
Grace Period (Late Fee)	Loan Agreement
Grace Period (Principal and Interest)	Loan Agreement
Existing Secondary Financing (Y/N)	Loan Agreement
Secondary Financing Amount (Existing)	Loan Agreement
Secondary Financing Description	Loan Agreement
Future Secondary Financing Allowed (Y/N)	Loan Agreement
Future Secondary Financing Description	Loan Agreement
Lockbox Type	Loan Agreement
Lockbox Trigger	Loan Agreement
Cash Management Type	Loan Agreement
Cash Management and Cash Trap Trigger (for Springing Cash Management) and Cash Trap Trigger (for Hard Cash Management)	Loan Agreement
Multiple Borrowers (Y/N)	Loan Agreement

Exhibit 5 to Attachment A Page 4 of 11

Notes:

1.	For any Mortgage Loan on the Preliminary Mortgage Loan Data File listed in the table below, CoreVest, on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in the table below, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Mortgage Loan Source Document(s) or the applicable Mortgage Loan Source Document(s) were not provided to us.

Loan ID	Characteristic	Provided Value

60841	Guarantor FICO	N/A
61990	Guarantor FICO	FN
61026	Guarantor FICO	FN
60927	Guarantor FICO	FN
54072	Guarantor FICO	FN
59601	Guarantor FICO	FN
61453	Guarantor FICO	FN
62937	Value at Origination ($)	34,600,013
61091	Mortgage Loan Initial Funded Amount ($)	1,673,800.21
	Guarantor FICO	FN
	Value at Origination ($)	2,232,000
	Number of Properties	13
	Number of Units	23
	Occupancy as of Origination	95.7%

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the “Provided Value” information in the table above that was provided by CoreVest, on behalf of the Depositor.

Exhibit 5 to Attachment A Page 5 of 11

2.	For the purpose of comparing the “Underwriting Information” Compared Mortgage Loan Characteristics that are expressed as dollar values, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $2.00 or less.

3.	For the purpose of comparing the “% HOA” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to divide:

a.	The total number of Mortgaged Properties that secure the Mortgage Loan which have an associated HOA fee in the “HOA” column, as shown on the underwriting summary Mortgage Loan Source Document, by

b.	The total number of Mortgaged Properties that secure the Mortgage Loan, as shown on the underwriting summary Mortgage Loan Source Document.

4.	For the purpose of comparing the “% Section 8” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to divide:

a.	The total number of units at the Mortgaged Properties that secure the Mortgage Loan which have “Y” or “Yes” in the “Section 8” column, as shown on the underwriting summary Mortgage Loan Source Document, by

b.	The total number of units at the Mortgaged Properties that secure the Mortgage Loan, as shown on the underwriting summary Mortgage Loan Source Document.

5.	For the purpose of comparing the “Guarantor FICO” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, provided the following instructions:

a.	For each Mortgage Loan that has one “Guarantor,” as shown on the Preliminary Mortgage Loan Data File, use (i) the highest FICO score of the “Guarantor” if two FICO scores are listed on the credit report Mortgage Loan Source Document or (ii) the median FICO score of the “Guarantor” if three FICO scores are listed on the credit report Mortgage Loan Source Document and

b.	For each Mortgage Loan that has more than one “Guarantor,” as shown on the Preliminary Mortgage Loan Data File, follow the methodology described in a. above to determine the FICO score for each “Guarantor,” and use the highest resulting FICO score.

Exhibit 5 to Attachment A Page 6 of 11

6.	For the purpose of comparing the “First Payment Date” Compared Mortgage Loan Characteristic for each Mortgage Loan where the applicable Mortgage Loan Source Document does not define the first payment date, CoreVest, on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the ninth (9th) day of the calendar month following the first full interest accrual period, as described in the applicable Mortgage Loan Source Document.

7.	For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for each Mortgage Loan except for:

a.	Any Mortgage Loan (i) with an “Amortization Type” of “Amortizing Balloon” or “Interest Only, Amortizing Balloon,” as shown on the Preliminary Mortgage Loan Data File, and (ii) which does not have a stated monthly debt service amount in the applicable Mortgage Loan Source Document (each, a “Recalculated Amortizing Mortgage Loan”) and

b.	Any Mortgage Loan with an “Amortization Type” of “Interest Only,” as shown on the Preliminary Mortgage Loan Data File (each, an “Interest Only Mortgage Loan”),

which are described in the succeeding paragraph(s) of this Note, CoreVest, on behalf of the Depositor, instructed us to use the stated monthly debt service amount that is shown in the applicable Mortgage Loan Source Document.

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for any Recalculated Amortizing Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” using the “PMT” function in Microsoft Excel and:

a.	The “Mortgage Loan Initial Funded Amount ($),” as shown on the Preliminary Mortgage Loan Data File,

b.	The “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File (adjusted as described in the succeeding paragraph(s) of this Note, as applicable) and

c.	The principal amortization period, as shown in the applicable Mortgage Loan Source Document.

For the purpose of the “Monthly Debt Service ($)” recalculation described above for any Recalculated Amortizing Mortgage Loan which also has an “Interest Rate Accrual” of “Actual/360,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to divide the “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File, by twelve (12) and then multiply by a fraction equal to 365/360.

Exhibit 5 to Attachment A Page 7 of 11

7. (continued)

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for any Interest Only Mortgage Loan which also has an “Interest Rate Accrual” of “Actual/360,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Initial Funded Amount ($),” as shown on the Preliminary Mortgage Loan Data File,

b.	The “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File, and

c.	365/360.

For the purpose of the “Monthly Debt Service ($)” characteristic for the Mortgage Loan identified on the Preliminary Mortgage Loan Data File as “61091” (the “61091 Mortgage Loan”), CoreVest, on behalf of the Depositor, instructed us to use “10,793.27,” as shown on the applicable loan amortization schedule Source Document.

8.	For the purpose of comparing the “IO Term (months)” Compared Mortgage Loan Characteristic for any Mortgage Loan with an “Amortization Type” of “Amortizing Balloon,” as shown on the Preliminary Mortgage Loan Data File (each, an “Amortizing Balloon Mortgage Loan”), CoreVest, on behalf of the Depositor, instructed us to use “N/A.”

For the purpose of comparing the “IO Term (months)” Compared Mortgage Loan Characteristic for any Interest Only Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use the “Original Term to Maturity (months)” (as defined herein), as shown on the Preliminary Mortgage Loan Data File.

For the purpose of comparing the “IO Term (months)” Compared Mortgage Loan Characteristic for any Mortgage Loan with an “Amortization Type” of “Interest Only, Amortizing Balloon,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to use the procedures described in Note 6 to determine the “First Payment Date” to use for the purpose of determining the “IO Term (months).”

9.	For the purpose of comparing the:

a.	Prepayment Provision,

b.	Original Yield Maintenance Period,

c.	Open Period,

d.	YM Calculation Method (PV or Int Diff),

e.	Calc’d Through (Maturity or Open),

f.	PV Discount Treasury Projection Term (Maturity or Open) and

g.	PV Discount Treasury Compounding Type (MEY or BEY)

characteristics, CoreVest, on behalf of the Depositor, instructed us to ignore any prepayment premiums, prepayments without penalty or other conditions related to partial release events, as described in the applicable Mortgage Loan Source Document.

Exhibit 5 to Attachment A Page 8 of 11

10.	For certain Mortgage Loans, the applicable Mortgage Loan Source Document contains:

a.	A definition for “Par Prepayment Date,” which is shown as a certain “Payment Date” (e.g., the 114th Payment Date),

b.	A definition for “Payment Date,” which is defined as “with respect to each Interest Accrual Period, the ninth (9th) day of the calendar month immediately succeeding such Interest Accrual Period” and

c.	A definition for “Interest Accrual Period,” which is defined as “each period from and including the first day of a calendar month through and including the last day of such calendar month. Notwithstanding the foregoing, the first Interest Accrual Period shall commence on and include the Closing Date.”

For the purpose of comparing the:

a.	Prepayment Provision,

b.	Original Yield Maintenance Period and

c.	Open Period

Compared Mortgage Loan Characteristics for each Mortgage Loan described in the preceding paragraph, CoreVest, on behalf of the Depositor, instructed us to assume that for the purpose of determining the “Par Prepayment Date” or payment date requirement(s) as shown on the respective prepayment schedule in the applicable Source Document(s), the first “Payment Date” is the ninth (9th) day of the calendar month which follows the calendar month in which the “Origination Date” occurs (the “Stub Payment Date”), even though:

i.	There will not be a debt service payment made on the Stub Payment Date and

ii.	The “First Payment Date” of the Mortgage Loan, as shown on the Preliminary Mortgage Loan Data File, will be the ninth (9th) day of the second calendar month which follows the calendar month in which the “Origination Date” occurs.

Exhibit 5 to Attachment A Page 9 of 11

11.	For the purpose of comparing the “Original Yield Maintenance Period” Compared Mortgage Loan Characteristic for any Mortgage Loan that can be fully prepaid with yield maintenance, as shown in the applicable Mortgage Loan Source Document (each, a “Yield Maintenance Mortgage Loan”), CoreVest, on behalf of the Depositor, instructed us to include the number of “Payment Dates” from and including the “First Payment Date” through and including the “Initial Maturity Date” of the Yield Maintenance Mortgage Loan on which the borrower is required to remit a yield maintenance payment in connection with a voluntary prepayment of the Yield Maintenance Mortgage Loan in the “Original Yield Maintenance Period” of the Yield Maintenance Mortgage Loan (in accordance with the additional instructions provided by CoreVest, on behalf of the Depositor, which are described in Note 10, as applicable), as shown in the applicable Mortgage Loan Source Document.

For the purpose of comparing the “Original Yield Maintenance Period” Compared Mortgage Loan Characteristic for any Mortgage Loan that is not a Yield Maintenance Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A.”

For the purpose of comparing the “Open Period” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to include the number of “Payment Dates” from and including the “First Payment Date” through and including the “Initial Maturity Date” of the Mortgage Loan on which the borrower can voluntarily prepay the Mortgage Loan without the payment of a yield maintenance payment or a prepayment premium in the “Open Period” of the Mortgage Loan (in accordance with the additional instructions provided by CoreVest, on behalf of the Depositor, which are described in Note 10, as applicable), as shown in the applicable Mortgage Loan Source Document.

12.	For the purpose of comparing the “Future Secondary Financing Allowed (Y/N)” Compared Mortgage Loan Characteristic for any Mortgage Loan that references a “Permitted Mezzanine Loan” in the applicable Mortgage Loan Source Document, CoreVest, on behalf of the Depositor, instructed us to: (i) assume that this “Permitted Mezzanine Loan” debt does not constitute additional debt that may be placed by the borrower on the collateral that secures the Mortgage Loan and (ii) use “N.”

Exhibit 5 to Attachment A Page 10 of 11

13.	For the purpose of comparing the “Lockbox Type” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use the following definitions, as applicable:

a.	Springing – As of the origination date of the Mortgage Loan, the borrower and/or related property manager is required to deposit any rent it receives in a rent deposit account or restricted account, as applicable. Upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, the lender requires or has the option to require the borrower to direct tenants to deposit funds directly to a lockbox account or restricted account, as applicable,

b.	Hard – As of the origination date of the Mortgage Loan, there is an established lockbox account controlled by the lender into which tenants are required to deposit rents directly and

c.	N/A – As of the origination date of the Mortgage Loan, either:

i.	The borrower or the related property manager is not required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt,

ii.	The borrower or the related property manager is required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt, however, there are no requirements for the borrower to direct tenants to deposit funds directly to a rent deposit account upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, or

iii.	The borrower of the related property manager is not required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt. Upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, the lender has the option to require the borrower to direct tenants to deposit funds directly to an account designated by the lender or to such other third party as directed by the lender.

Exhibit 5 to Attachment A Page 11 of 11

14.	For the purpose of comparing the “Cash Management Type” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use the following definitions, as applicable:

a.	Springing – Prior to an event of default or certain trigger events that are described in the applicable Mortgage Loan Source Document, all cash on deposit in a rent deposit account is released periodically to the borrower. Upon the occurrence an event of default or certain trigger events that are described in the applicable Mortgage Loan Source Document, all cash on deposit in the rent deposit account will be swept to a lender controlled cash management account and will be applied in accordance with the terms of the applicable Mortgage Loan Source Document,

b.	Hard – As of the origination date of the Mortgage Loan, all cash on deposit in the rent deposit account is swept to a lender controlled cash management account and is applied in accordance with the terms of the applicable Mortgage Loan Source Document and

c.	N/A – In accordance with the terms of the applicable Mortgage Loan Source Document, no cash management account is required to be established during the term of the related Mortgage Loan.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes above.

Exhibit 6 to Attachment A

Provided Mortgage Loan Characteristics

Characteristic

Berkadia ID
Loan ID
Include (Y/N)
Closed (Y/N)
Tape Date
Updated OSAR as of Date
Prefunding Y/N
Loan Seller
Loan Purpose
Refinance Type
Loan
Next Due Date
Lien Position
Cut Off Date Value ($)
Guarantor Net Worth
Guarantor Liquidity
Recourse to Borrower (Full, Partial, Carve-out, None)
Equity Pledge (Y/N)
Occupancy as of Date
Property Manager Type
Rent Rolls Required as of 3/31 (Y/N)
Most Recent Occupancy
Most Recent Occupancy as of Date
NOI as of 3/31
NCF as of 3/31
Servicer
Servicing Fee Rate
Distributed Ledger Fee Rate
Trustee/Note Administrator Fee Rate
CREFC® License Fee Rate
Special Servicing Fee
Property Management Consultant Fee
Operating Statement Required as of 3/31 (Y/N)
Rank Loan Number

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Mortgage Loan Characteristics.